Property and Equipment, net - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 268,028	$ 34,436	$ 96,880	$ 134,951
Computer equipment
Property, Plant and Equipment [Line Items]
Disposals	57,470		$ 54,677
Leasehold improvements | Subsidiaries | m-FINANCE Limited (“m-FINANCE”)
Property, Plant and Equipment [Line Items]
Disposals	$ 652,073